Other Non Financial Assets and Liabilities -Summary Other non financial liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Liabilities [Line Items]
Current	$ 286,272	$ 266,604
Non current	134,572	116,961
VAT Tax Payable and Other Taxes
Disclosure Of Financial Liabilities [Line Items]
Current	251,358	230,395
Non current	75,814	48,266
Other
Disclosure Of Financial Liabilities [Line Items]
Current	34,914	36,209
Non current	$ 58,758	$ 68,695